Organization and Business (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business
1.Organization and Business

Cottonwood Communities, Inc. is a Maryland corporation formed to invest in multifamily apartment communities and real estate related assets located throughout the United States. The Company elected to be taxed as a real estate investment trust or REIT beginning with the taxable year ending December 31, 2019. The Company holds real estate interests and conducts its business through its operating partnership, Cottonwood Communities O.P., LP (the “Operating Partnership”). Unless the context indicates otherwise, the “Company,” “we,” “our” or “us” refers to Cottonwood Communities, Inc. and its consolidated subsidiaries, including the Operating Partnership.

We are externally managed and have no employees. CC Advisors III, LLC is our advisor. Cottonwood Communities Management, LLC is the property manager for our stabilized multifamily apartment communities.

We are offering $750,000,000 in shares of common stock in an initial public offering (the “Offering”), made up of $675,000,000 in shares through our primary offering and $75,000,000 in shares through our distribution reinvestment plan (the "DRP Program”) at a purchase price of $10.00 per share (with discounts available to certain categories of purchasers in the primary offering) in both offerings. Our common stock has two classes, Class A and Class T. The share classes have a different selling commission structure; however, these offering-related expenses are being paid by our advisor. We are offering to sell any combination of Class A and Class T common stock in the Offering, with a dollar value up to the maximum offering amount.

We are also offering a maximum of $50,000,000 in shares of Series 2019 Preferred Stock to accredited investors at a purchase price of $10.00 per share in a private offering (the "Private Offering"). Offering-related expenses in the Private Offering are paid by us.

At September 30, 2020, we owned two multifamily apartment communities, one in West Palm Beach, Florida and the second in the Greater Boston, Massachusetts area; have issued a B Note secured by a deed of trust on a multifamily development project in Allen, Texas; have made two preferred equity investments in multifamily development projects, one in Ybor City, Florida and the second in the Astoria neighborhood of Queens, New York; and have entered into an agreement to provide a preferred equity investment for a multifamily development project in Denver, Colorado.

COVID-19 Pandemic

One of the most significant risks and uncertainties facing the real estate industry generally continues to be the effect of the ongoing public health crisis of the novel coronavirus disease (COVID-19) pandemic. During the nine months ended September 30, 2020, we did not experience significant disruptions in our operations from the COVID-19 pandemic; however we continue to closely monitor the impact of the COVID-19 pandemic on all aspects of our business, including how the pandemic will impact our tenants and multifamily communities.

1. Organization and Business

Cottonwood Communities, Inc. (the "Company," we," "our," or "us") is a Maryland corporation formed on July 27, 2016 that intends to qualify as a real estate investment trust ("REIT") beginning with the taxable year ending December 31, 2019. The Company is the sole general partner of Cottonwood Communities O.P., LP, a Delaware limited partnership (the “Operating Partnership”). Cottonwood Communities Investor, LLC, a wholly owned subsidiary of Cottonwood Residential O.P., LP (“CROP”), is the sole limited partner of the Operating Partnership. Unless the context indicates otherwise, the “Company,” “we,” “our” or “us” refers to Cottonwood Communities, Inc. and its consolidated subsidiaries, including the Operating Partnership. We were formed to invest in multifamily apartment communities and real estate related assets located throughout the United States. Substantially all of our business is conducted through the Operating Partnership.

We are offering $750,000,000 in shares in the Offering, consisting of $675,000,000 of shares of common stock offered in our primary offering and $75,000,000 in shares of common stock pursuant to the DRP Offering at a purchase price of $10.00 per share (with discounts available to certain categories of purchasers) in both the primary and DRP Offering. Common stock has two classes, Class A and Class T. The share classes have a different selling commission structure; however, these offering-related expenses are being paid by our advisor without reimbursement by us. We are offering to sell any combination of Class A and Class T common stock in the Offering, with a dollar value up to the maximum offering amount.

On November 8, 2019, we launched the Private Offering, a private placement offering exempt from registration under the Securities Act for which we are offering a maximum of $50,000,000 in shares of Series 2019 Preferred Stock to accredited investors at a purchase price of $10.00 per share. Offering-related expenses in the Private Offering are paid by us from gross offering proceeds.

We are externally managed and have no employees. From August 13, 2018 to March 1, 2019, Cottonwood Communities Management, LLC, an affiliate of CROP, acted as our advisor and our property manager. Effective March 1, 2019, CC Advisors III, LLC (our “advisor”), also an affiliate of CROP, became our advisor. Cottonwood Communities Management, LLC (our "property manager") continues to act as property manager for our multifamily apartment communities.

As of December 31, 2019, we have raised $1,198,000 and $88,062,000 of Series 2019 Preferred Stock and common stock, respectively. We own a multifamily apartment community in West Palm Beach, Florida, have issued a B Note secured by a deed of trust on a multifamily development project in Allen, Texas, have made a preferred equity investment in a multifamily development project in Ybor City, Florida, and have entered into an agreement to provide a preferred equity investment in an entity that has purchased and intends to develop a parcel of land in Denver, Colorado (see Note 12).

Subsequent to December 31, 2019, and as described in Note 14, we have entered into a purchase and sale agreement to acquire a multifamily apartment community in the Greater Boston area.